Put option liability (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Schedule of put option liabilities

As at	October 31, 2024	October 31, 2023
Blessed put option liability (i)	-	1,490
Nuleaf put option liability (ii)	-	2,185
Total put option liability	-	3,675
(i)On October 19, 2021, the Company acquired 80% of the outstanding shares of Blessed CBD. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares of Blessed CBD not acquired upon initial acquisition. The put option is valued based on the 12 trailing months of sales times a pre-determined multiple of 2.2 times. The initial obligation under the put option was valued at $4,323. During the year ended October 31, 2024, the Company revalued the fair value of the put option and recognized an unrealized gain of $605 (October 31, 2023: $1,409 unrealized gain) in the consolidated statement of comprehensive loss. The put option expired of October 18, 2024. No communication was received regarding the exercise of the option and thus no further obligations or rights remain under the terms of the option agreement. The Company recognized $885 gain on the extinguishment of the put option liability.
(ii)On November 29, 2021, the Company acquired 80% of the outstanding shares of NuLeaf. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares of NuLeaf not acquired upon initial acquisition. The initial obligation under the put option was valued $8,326. During the year ended October 31, 2024, the Company revalued the fair value of the put option and recognized an unrealized gain of $52 (October 31, 2023: $489 unrealized gain), in the consolidated statement of net loss and comprehensive loss. On May 29, 2023, the Company received a notice to exercise the put option related to NuLeaf and purchase the remaining 20% ownership of NuLeaf which has been settled as of April 2, 2024.